Consolidated Comprehensive Income Statement (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders	$ 984	$ (272)	$ 456
Other reclassification			$ (14)	[1]

[1]	Includes a net reclassification adjustment of $14 million to retained earnings from other comprehensive income in 2010.